Preferred Stock (Details) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock and Common Stock (Textual)
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	2,250	0	0
Preferred stock, shares outstanding	2,250	0	0
Convertible Preferred Stock [Member]
Preferred Stock and Common Stock (Textual)
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, par value	$ 1,000.00	$ 1,000.00	$ 1,000.00
Preferred stock, shares issued	2,250	2,250	0
Preferred stock, shares outstanding	2,250	2,250	0